Restructuring and Other Recoveries - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Restructuring And Other Recoveries [Abstract]
Restructuring charge	$ 6,438	$ 1,164
Other recoveries relating to transactions costs		$ 14,000